Note 21 - Parent Company Financial Information (Details) - Condensed Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Investments available for sale	$ 35,269,000	$ 39,822,000
Property and equipment, net	20,455,000	21,150,000
Other real estate owned, net	3,686,000	5,249,000
Deferred tax asset, net	5,636,000	7,516,000
Other assets	2,685,000	2,764,000
Total assets	476,833,000	447,384,000
LIABILITIES AND SHAREHOLDERS’ EQUITY
Shareholders’ equity	47,305,000	42,569,000	34,264,000
Total liabilities and shareholders’ equity	476,833,000	447,384,000
Parent Company [Member]
ASSETS
Cash	4,593,000	1,719,000	1,895,000
Investments available for sale	102,000	102,000
Investment in subsidiaries	49,129,000	47,145,000
Property and equipment, net	3,877,000	1,860,000
Receivables from subsidiaries		2,785,000
Other real estate owned, net	184,000
Deferred tax asset, net	1,630,000	1,337,000
Other assets	70,000	84,000
Total assets	59,585,000	55,032,000
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable	1,970,000	2,153,000
Junior subordinated debentures	10,310,000	10,310,000
Shareholders’ equity	47,305,000	42,569,000
Total liabilities and shareholders’ equity	$ 59,585,000	$ 55,032,000